Financial instruments - Disclosure Of Changes In Level 3 Financial Liabilities (Detail) € in Millions	12 Months Ended
Dec. 31, 2025 EUR (€)
Changes In Level 3 Financial Liabilities [Line Items]
As at 31 December 2025	€ 749
Level 3 [member]
Changes In Level 3 Financial Liabilities [Line Items]
As at 1 January 2025	0
Issues	737
FV recognized in profit or loss	28
Other changes	(16) [1]
As at 31 December 2025	€ 749

[1]	Includes taxes paid to the CVR holders and exchange rate differences